Investments, Debt and Equity Securities (Details)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
NOTE 4:- MARKETABLE SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses and fair value of the Company's marketable debt securities as of December 31, 2024 and 2023:

	December 31,
	2024				2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value

Available-for-sale debt securities:
U.S. Treasury and other U.S. government agencies securities	$1,997	$—	$(9)	$1,988	$9,235	$—	$(148)	$9,087
Debt securities issued by other governments	—	—	—	—	6,993	—	(94)	6,899
Corporate debt securities	62,706	(*)	(362)	62,344	173,456	10	(2,864)	170,602
	64,703	—	(371)	64,332	189,684	10	(3,106)	186,588
Trading debt securities (**):
Debt securities issued by other governments				280,396				—

Total	$64,703	$—	$(371)	$344,728	$189,684	$10	$(3,106)	$186,588
(*) Less than $1.
(**) Net unrealized losses from fair value changes on trading debt securities held as of December 31, 2024, amounted to $6,216.

The following tables present the fair values and unrealized losses of the Company's available-for-sale debt securities, that have been in a continuous unrealized loss position, categorized by the length of time, as of December 31, 2024 and 2023:

	December 31, 2024
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

U.S. Treasury and other U.S. government agencies securities	$1,988	$(9)	$—	$—	$1,988	$(9)
Corporate debt securities	55,458	(181)	6,135	(181)	61,593	(362)

Total	$57,446	$(190)	$6,135	$(181)	$63,581	$(371)
NOTE 4:- MARKETABLE SECURITIES (Cont.)

	December 31, 2023
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

U.S. Treasury and other U.S. government agencies securities	$7,132	$(112)	$1,955	$(36)	$9,087	$(148)
Debt securities issued by other governments	6,899	(94)	—	—	6,899	(94)
Corporate debt securities	99,532	(1,405)	61,108	(1,399)	160,640	(2,803)

Total	$113,563	$(1,611)	$63,063	$(1,435)	$176,626	$(3,046)

The following table outlines the Company's available-for-sale debt securities by contractual maturities, as of December 31, 2024:

	Amortized Cost	Fair Value

Due within one year	$58,386	$58,197
Due between one and five years	6,317	6,135

Total	$64,703	$64,332

Amortized cost and fair value balances exclude accrued interest receivable on available-for-sale debt securities, which totaled $479 and $1,262 as of December 31, 2024 and 2023, respectively, and were included within prepaid expenses and other current assets in the consolidated balance sheets.

As of December 31, 2024, the Company did not hold any marketable equity securities. The fair value and unrealized gains of marketable equity securities held as of December 31, 2023, were $18,781 and $6,581, respectively.